UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21364

SCHRODER GLOBAL SERIES TRUST

875 THIRD AVENUE, 22ND FLOOR
NEW YORK, NY 10022

Mark A. Hemenetz

SCHRODER GLOBAL SERIES TRUST
P.O. BOX 8507
BOSTON, MA 02266

Registrant’s telephone number, including area code: 800-464-3108

Date of fiscal year end: APRIL 30, 2004

Date of reporting period: JULY 31, 2004

Item 1. Schedule of Investments.

Schroder North American Equity Fund

Schedule of Investments

7/31/2004 (Unaudited)

Shares		Value
	COMMON STOCKS (93.6%)

	BERMUDA (0.9%)
	Industrial Conglomerates (0.6%)
154,559	Tyco International	$4,791,329
	Property & Casualty Insurance (0.1%)
13,400	ACE	543,906
6,349	XL Capital	448,747
		992,653
	Reinsurance (0.2%)
14,598	Arch Capital Group (1)	562,023
6,300	Everest Real Estate Group	462,924
13,701	IPC Holdings	513,788
10,026	PartnerRe Holdings	524,460
		2,063,195
	Total Bermuda	7,847,177

	CANADA (3.8%)
	Aerospace & Defense (0.1%)
208,175	Bombardier	523,179
	Aluminum (0.2%)
37,309	Alcan	1,476,078
	Application Software (0.1%)
10,800	Cognos (1)	365,364
40,200	GEAC Computer (1)	263,160
		628,524
	Asset Management & Custody Banks (0.1%)
45,900	CI Fund Management	561,230
	Broadcasting & Cable TV (0.1%)
26,028	Rogers Communications	465,919
	Commodity Chemicals (0.1%)
46,131	Methanex	567,873
	Communications Equipment (0.1%)
255,506	Nortel Networks (1)	924,743
4,500	Research In Motion (1)	278,330
		1,203,073
	Department Stores (0.0%)
18,300	Hudson’s Bay	192,088
	Diversified Banks (0.8%)
5,865	Bank of Montreal	244,485
26,371	Bank of Nova Scotia	726,244
49,274	Canadian Imperial Bank of Commerce	2,457,397
18,050	Royal Bank of Canada	835,271
84,848	Toronto-Dominion Bank	2,828,267
		7,091,664
	Drug Retail (0.1%)
32,300	Shoppers Drug Mart (1)	829,981

	Electric Utilities (0.1%)
35,900	TransAlta	421,400
	General Merchandise Stores (0.1%)
18,519	Canadian Tire	641,964
	Gold (0.1%)
42,000	Goldcorp	484,153
26,100	Meridian Gold (1)	347,411
		831,564
	Integrated Oil & Gas (0.3%)
34,693	Husky Energy	753,117
44,000	Petro-Canada	2,054,327
		2,807,444
	Integrated Telecommunication Services (0.1%)
44,913	BCE	945,572
	Life & Health Insurance (0.3%)
34,882	Great West Lifeco	1,350,398
59,893	Sun Life Financial	1,662,943
		3,013,341
	Multi-line Insurance (0.0%)
2,400	Fairfax Financial Holdings	362,438
	Oil & Gas Drilling (0.1%)
9,700	Precision Drilling (1)	481,716
	Oil & Gas Exploration & Production (0.6%)
40,060	Canadian Natural Resources	1,333,826
47,931	EnCana	2,124,256
30,084	Nexen	1,157,861
14,900	Penn West Petroleum	751,278
		5,367,221
	Other Diversified Financial Services (0.1%)
46,066	Power Corp. of Canada	996,537
	Publishing (0.1%)
25,916	Thomson	879,467
	Railroads (0.1%)
30,400	Canadian Pacific Railway	770,865
	Real Estate (0.0%)
20,900	Retirement Residences Real Estate Investment Trust	164,967
	Wireless Telecommunication Services (0.1%)
16,300	Manitoba Telecom
	Services	551,305
	Total Canada	31,775,410

	ISRAEL (0.1%)
	Systems Software (0.1%)
29,300	Check Point Software Technologies (1)	582,777

	SINGAPORE (0.0%)
	Electronic Manufacturing Services (0.0%)
22,619	Flextronics International (1)	284,321

	SWEDEN (0.0%)
	Auto Parts & Equipment (0.0%)
6,713	Autoliv	282,550

	UNITED KINGDOM (0.1%)
	Application Software (0.1%)
24,950	Amdocs (1)	541,415

	UNITED STATES (88.8%)
	Advertising (0.2%)	1,489,086
20,676	Omnicom Group
	Aerospace & Defense (1.6%)
43,118	Boeing	2,188,238
18,435	General Dynamics	1,821,747
55,539	Honeywell International	2,088,822
20,917	Lockheed Martin	1,108,392
19,570	Northrop Grumman	1,029,382
24,631	Raytheon	826,370
20,800	Rockwell Collins	711,776
43,380	United Technologies	4,056,030
		13,830,757
	Agricultural Products (0.2%)
80,000	Archer Daniels Midland	1,234,400
12,564	Delta & Pine Lands	282,062
		1,516,462
	Air Freight & Logistics (0.5%)
14,545	Expeditors International Washington	675,033
4,287	FedEx	351,020
43,606	United Parcel Service	3,137,888
		4,163,941
	Aluminum (0.3%)
85,915	Alcoa	2,751,857
	Apparel Retail (0.5%)
6,450	AnnTaylor Stores (1)	173,118
35,561	Gap	807,235
61,871	Limited Brands	1,264,643
7,300	Stage Stores (1)	258,858
54,200	The TJX	1,272,074
		3,775,928
	Apparel, Accessories & Luxury Goods (0.1%)
20,900	Jones Apparel Group	780,615
	Application Software (0.2%)
5,700	Autodesk	229,140
18,800	Filenet (1)	357,200
19,700	InterVoice (1)	173,557
7,252	Micros Systems (1)	352,592
25,700	RSA Security (1)	478,534
32,800	Tibco Software (1)	231,896
		1,822,919
	Asset Management & Custody Banks (0.8%)
3,559	Affiliated Managers Group (1)	163,394
34,500	Allied Capital	850,425
88,673	Bank of New York	2,547,575
3,811	Blackrock	236,091
12,000	MCG Capital	195,000
46,600	Mellon Financial	1,280,568
35,206	State Street	1,507,169
		6,780,222

	Auto Parts & Equipment (0.1%)
17,536	Johnson Controls	989,907
	Automobile Manufacturers (0.4%)
103,841	Ford Motor	1,528,539
27,712	General Motors	1,195,496
7,400	Winnebago Industries	272,690
		2,996,725
	Biotechnology (1.2%)
84,888	Amgen (1)	4,828,430
19,200	Biogen Idec (1)	1,152,000
38,684	Genentech (1)	1,883,137
19,000	Gilead Sciences (1)	1,228,160
4,400	Idexx Laboratories (1)	221,716
28,800	Medimmune (1)	663,552
		9,976,995
	Brewers (0.4%)
68,797	Anheuser Busch Cos	3,570,564
	Broadcasting & Cable TV (0.8%)
58,607	Clear Channel
	Communications	2,092,270
29,393	Comcast (Non-Voting) (1)	787,732
39,964	Comcast - Class A (1)	1,095,014
28,242	COX Communications (1)	778,914
2,658	Liberty Media International (1)	15,975
13,290	Liberty Media International - Class A (1)	414,382
154,219	Liberty Media - Class A (1)	1,307,777
		6,492,064
	Building Products (0.3%)
27,900	American Standard (1)	1,057,131
52,223	Masco	1,579,224
		2,636,355
	Casinos & Gaming (0.3%)
5,000	GTech Holdings	211,850
16,500	Harrah’s Entertainment	767,085
31,510	International Game Technology	1,019,033
14,400	Scientific Games - Class A	256,464
		2,254,432
	Communications Equipment (2.6%)
15,600	Avaya (1)	228,540
500,106	Cisco Systems (1)	10,432,211
56,964	Corning (1)	704,075
10,600	Harris	503,288
52,400	JDS Uniphase (1)	180,780
56,108	Juniper Networks (1)	1,288,240
258,180	Lucent Technologies (1)	787,449
186,317	Motorola	2,968,030
6,800	Plantronics (1)	263,024
63,615	Qualcomm	4,394,524
		21,750,161
	Computer & Electronics Retail (0.3%)
31,330	Best Buy	1,508,853
28,620	Radioshack	799,929
		2,308,782

	Computer Hardware (2.7%)
35,945	Apple Computer (1)	1,162,461
193,460	Dell (1)	6,862,026
200,226	Hewlett Packard	4,034,554
111,993	IBM	9,751,231
12,500	NCR (1)	580,375
82,060	Sun Microsystems (1)	324,137
		22,714,784
	Computer Storage & Peripherals (0.5%)
197,709	EMC (1)	2,168,868
13,100	Lexmark International (1)	1,159,350
39,900	Network Appliance (1)	770,469
13,700	Synaptics (1)	202,623
		4,301,310
	Construction & Farm Machinery & Heavy Trucks (0.3%)
16,312	Caterpillar	1,198,769
24,036	John Deere	1,509,701
		2,708,470
	Construction Materials (0.1%)
11,459	Vulcan Materials	545,678
	Consumer Finance (1.0%)
73,311	American Express	3,683,878
26,500	Americredit (1)	506,150
21,900	Capital One Financial	1,518,108
9,200	CompuCredit	144,716
119,562	MBNA	2,951,986
		8,804,838
	Data Processing & Outsourced Services (1.0%)
21,248	Affiliated Computer Services (1)	1,102,771
53,406	Automatic Data Processing	2,241,984
14,100	Certegy	534,531
19,532	Computer Sciences (1)	922,887
7,900	Euronet Worldwide (1)	142,200
42,164	First Data	1,880,936
22,899	FISERV (1)	784,520
6,700	iPayment	259,692
24,551	SanGard Data Systems (1)	572,284
		8,441,805
	Department Stores (0.6%)
27,800	Federated Department Stores	1,332,176
9,000	J.C. Penney	360,000
31,700	Kohl’s (1)	1,450,592
33,277	May Department Stores	882,839
19,800	Nordstrom	869,220
9,071	Sears Roebuck	332,724
		5,227,551
	Diversified Banks (3.5%)
126,455	Bank of America	10,749,940
25,600	Comerica	1,496,832
164,475	U.S. Bancorp	4,654,642
107,086	Wachovia	4,744,981
136,101	Wells Fargo	7,813,558
		29,459,953

	Diversified Capital Markets (1.1%)
255,165	JPMorgan Chase & Co	9,525,309
	Diversified Chemicals (0.9%)
76,747	Dow Chemical	3,061,438
97,152	DuPont (E.I.) de Nemours	4,164,906
		7,226,344
	Diversified Commercial Services (0.6%)
15,245	Apollo Group - Class A (1)	1,273,719
100,402	Cendant	2,297,198
10,800	The Dun & Bradstreet	606,312
24,300	H&R Block	1,193,859
		5,371,088
	Drug Retail (0.4%)
43,017	CVS	1,801,122
52,945	Walgreen	1,927,198
		3,728,320
	Electric Utilities (2.0%)
8,300	Allete	230,076
13,000	Alliant Energy	336,830
20,997	Ameren	938,356
24,002	DTE Energy	964,160
52,505	Edison International	1,407,134
30,100	Entergy	1,730,750
19,702	Exelon	687,600
20,793	FPL Group	1,399,993
38,371	Great Plains Energy	1,100,864
69,135	Northeast Utilities	1,292,824
10,017	NSTAR	468,796
22,600	OGE Energy	562,514
51,900	PG&E (1)	1,481,226
21,592	Pinnacle West Capital	874,476
34,700	Progress Energy	1,462,258
72,497	Southern	2,122,712
		17,060,569
	Electrical Components & Equipment (0.5%)
29,568	American Power Conversion	446,477
12,400	Ametek	382,416
33,960	Emerson Electric	2,061,372
4,400	The Genlyte Group (1)	274,120
29,484	Rockwell Automation	1,102,996
		4,267,381
	Electronic Equipment Manufacturers (0.5%)
14,890	Agilent Technologies (1)	354,531
8,400	Amphenol (1)	264,012
9,700	BEI Technologies	232,897
11,000	Cognex	330,880
6,900	Flir Systems (1)	439,047
6,500	Littlefuse (1)	252,200
21,886	PerkinElmer	384,756
18,400	Tektronix	559,360
8,400	Varian (1)	318,360
19,062	Waters (1)	836,440
		3,972,483
	Electronic Manufacturing Services (0.1%)
11,805	Molex	341,873

10,100	Trimble Navigation (1)	280,477
		622,350
	Environmental Services (0.3%)
26,400	Republic Services	755,040
60,893	Waste Management	1,713,529
		2,468,569
	Food Distributors (0.3%)
76,684	Sysco	2,641,764
	Footwear (0.2%)
4,500	Brown Shoe	145,035
15,841	Nike	1,151,799
9,900	Reebok International	337,194
7,000	Wolverine World Wide	163,660
		1,797,688
	Forest Products (0.3%)
28,200	Louisiana Pacific	667,776
24,643	Weyerhaeuser	1,527,866
		2,195,642
	Gas Utilities (0.3%)
17,600	Atmos Energy	442,992
27,800	KeySpan	1,000,522
15,962	Nicor	528,502
33,000	Nisource Finance	683,100
		2,655,116
	General Merchandise Stores (0.3%)
3,800	Kmart Holding (1)	294,234
43,192	Target	1,883,171
		2,177,405
	Gold (0.1%)
17,600	Newmont Mining	712,272
	Health Care Services (0.6%)
11,485	Apria Healthcare Group (1)	337,085
54,200	Caremark Rx (1)	1,653,100
18,000	DaVita (1)	546,660
36,700	IMS Health	889,608
12,300	Inveresk Research Group (1)	446,490
11,000	Quest Diagnostic	902,880
18,750	Renal Care Group (1)	597,375
		5,373,198
	Health Care Distributors (0.3%)
13,600	Amerisource Bergen	735,216
15,900	Cardinal Health	707,550
11,300	Patterson (1)	829,646
		2,272,412
	Health Care Equipment (1.9%)
8,600	Apogent Technologies (1)	279,500
14,100	Beckman Coulter	777,897
26,800	Becton Dickinson & Company	1,265,764
32,000	Biomet	1,407,680
58,091	Boston Scientific (1)	2,222,562
12,751	Guidant	705,385
13,695	Hospira (1)	354,837
50,204	Medtronic	2,493,633

6,700	Respironics (1)	373,324
21,900	St. Jude Medical (1)	1,492,047
32,640	Stryker	1,556,275
10,500	Varian Medical Systems (1)	724,605
26,989	Zimmer Holdings (1)	2,059,531
		15,713,040
	Health Care Facilities (0.4%)
15,900	HCA	614,535
42,342	Health Management Associates	849,381
16,000	Lifepoint Hospitals Holdings (1)	534,560
16,300	Manor Care	509,375
16,225	Triad Hospitals (1)	552,623
		3,060,474
	Health Care Supplies (0.1%)
9,900	Bausch & Lomb	609,741
3,100	Fisher Scientific International (1)	180,420
		790,161
	Home Entertainment Software (0.2%)
17,600	Activision (1)	257,840
30,800	Electronic Art (1)	1,544,004
		1,801,844
	Home Improvement Retail (1.0%)
37,025	Lowes Cos	1,803,858
182,550	The Home Depot	6,155,586
17,100	The Sherwin Williams	690,498
		8,649,942
	Homebuilding (0.1%)
21,500	Lennar	917,620
	Hotels, Resorts & Cruise Lines (0.1%)
22,536	Carnival	1,050,403
	Household Appliances (0.2%)
12,882	Black & Decker	900,581
17,919	Maytag	367,339
9,300	Whirlpool	580,692
		1,848,612
	Household Products (2.2%)
4,200	Church & Dwight	185,556
24,200	Clorox	1,204,434
46,751	Colgate Palmolive	2,487,153
12,737	Energizer Holdings (1)	485,280
55,153	Kimberly Clark	3,533,653
199,902	Proctor & Gamble	10,424,889
13,900	Rayovac (1)	371,547
		18,692,512
	Housewares & Specialties (0.0%)
9,900	Jarden (1)	357,786
	Hypermarkets & Super Centers (1.7%)
21,091	BJ’S Wholesale Club (1)	491,631
45,423	Costco Wholesale	1,846,899
231,756	Wal-Mart Stores	12,285,386

	Industrial Conglomerates (3.6%)
61,230	3M	5,042,903
773,806	General Electric	25,729,006
		30,771,909
	Industrial Machinery (0.7%)
3,100	Briggs & Stratton	258,850
23,546	Danaher	1,192,605
17,827	Eaton	1,152,337
8,000	IDEX	256,720
24,375	Illinois Tool Works	2,206,425
12,200	ITT Industries	975,390
		6,042,327
	Insurance Brokers (0.3%)
61,235	Marsh & McClennan Cos	2,717,609
	Integrated Oil & Gas (4.3%)
19,300	Amerada Hess	1,608,655
69,294	ChevronTexaco	6,627,971
60,101	ConocoPhillips	4,734,156
480,049	Exxon Mobil	22,226,269
38,890	Marathon Oil	1,464,986
		36,662,037
	Integrated Telecommunication Services (2.8%)
25,030	Alltel	1,301,560
41,125	AT&T	620,988
148,984	BellSouth	4,035,977
20,256	CenturyTel	627,733
43,600	Citizens Communications (1)	627,840
256,404	SBC Communications	6,497,277
123,121	Sprint - FON Group	2,299,900
203,463	Verizon Communications	7,841,464
		23,852,739
	Internet Retail (0.5%)
29,000	Amazon.Com (1)	1,128,680
37,248	eBay (1)	2,917,636
		4,046,316
	Internet Software & Services (0.4%)
7,200	ASK Jeeves (1)	209,376
7,700	Infospace (1)	288,442
22,700	McAfee (1)	408,146
7,300	Websense (1)	278,787
83,720	Yahoo! (1)	2,578,576
		3,763,327
	Investment Banking & Brokerage (1.6%)
51,400	Ameritrade Holding (1)	570,026
145,185	Charles Schwab	1,274,724
19,100	E*Trade Group (1)	211,437
24,677	Goldman Sachs Group	2,176,265
25,943	Lehman Brothers Holdings	1,818,604
38,705	Merrill Lynch	1,924,413
95,482	Morgan Stanley Dean Witter	4,710,127
13,033	The Bear Stearns	1,087,213
		13,772,809
	IT Consulting & Other Services (0.0%)
38,700	Unisys (1)	396,288

	Leisure Products (0.0%)
5,200	RC2 (1)	163,280
	Life & Health Insurance (0.8%)
12,223	Aflac	484,520
10,200	Amerus Group	392,700
23,000	Jefferson Pilot	1,108,140
27,800	Lincoln National	1,214,860
76,198	Metlife	2,717,982
16,700	Nationwide Financial Service	592,349
		6,510,551
	Managed Health Care (0.7%)
13,956	Anthem Insurance (1)	1,150,951
17,013	Cigna	1,054,976
19,400	Humana (1)	351,334
32,715	Unitedhealth Group	2,057,774
15,100	Wellpoint Health Networks (1)	1,526,610
		6,141,645
	Motorcycle Manufacturers (0.2%)
27,509	Harley Davidson	1,646,964
	Movies & Entertainment (1.6%)
336,915	Time Warner (1)	5,609,635
125,850	Viacom	4,227,301
157,778	Walt Disney	3,643,094
		13,480,030
	Multi-line Insurance (1.9%)
194,654	American International Group	13,752,305
30,200	The Hartford Financial Services Group	1,966,020
12,068	Unitrin	502,632
		16,220,957
	Multi-Utilities & Unregulated Power (0.6%)
22,900	Constellation Energy Group	882,795
95,524	Duke Energy	2,053,766
23,000	Energy East	560,280
657	MDU Resources Group	16,064
22,710	National Fuel & Natural Gas	580,013
28,821	Public Service Enterprise Group	1,124,019
		5,216,937
	Office Electronics (0.2%)
88,952	Xerox (1)	1,232,875
3,200	Zebra Technologies - Class A (1)	264,416
		1,497,291
	Office Services & Supplies (0.1%)
20,881	Pitney Bowes	881,178
	Oil & Gas Drilling (0.3%)
35,504	GlobalSantaFe	972,809
15,000	Helmerich & Payne	379,800
21,619	Noble (1)	837,088
		2,189,697

	Oil & Gas Equipment & Services (0.3%)
40,800	Halliburton	1,295,400
12,509	Schlumberger	804,579
18,518	Tidewater	562,021
		2,662,000
	Oil & Gas Exploration & Production (1.0%)
27,073	Anadarko Petroleum	1,618,694
31,200	Apache	1,451,736
33,100	Chesapeake Energy	508,085
25,330	Devon Energy	1,760,182
17,600	Forest Oil	497,904
14,000	Kerr-McGee	735,000
17,100	Pogo Producing	758,898
30,396	Unocal	1,178,149
		8,508,648
	Oil & Gas Refining & Marketing & Transportation (0.1%)
7,300	GulfTerra Energy Partners L.P.	278,860
12,500	Overseas Shipholding Group	561,375
		840,235
	Other Diversified Financial Services (2.2%)
384,590	Citigroup	16,956,573
43,931	Principal Financial Group	1,493,215
		18,449,788
	Packaged Foods & Meats (1.0%)
33,028	Hershey Foods	1,599,876
35,100	Kellogg	1,462,266
42,000	Kraft Foods	1,283,100
94,686	Sara Lee	2,079,305
40,553	Tyson Foods	772,940
21,070	Wrigley (WM Jr.)	1,272,628
		8,470,115
	Paper Packaging (0.2%)
11,400	Sealed Airline	540,816
15,400	Temple-Inland	1,051,050
		1,591,866
	Paper Products (0.1%)
4,800	International Paper	207,504
16,100	MeadWestvaco	480,746
8,200	Schweitzer-Mauduit International	231,650
		919,900
	Personal Products (0.8%)
9,536	Alberto-Culver	444,568
44,600	Avon Products	1,918,246
22,681	Estee Lauder Cos	995,696
84,978	Gillette	3,312,443
		6,670,953
	Pharmaceuticals (6.8%)
79,153	Abbott Laboratories	3,114,671
164,028	Bristol-Myers Squibb	3,756,241
87,211	Eli Lilly	5,557,085
34,215	Forest Laboratories (1)	1,720,672
231,939	Johnson & Johnson	12,819,269
30,600	King Pharmaceuticals (1)	345,474
11,800	Medicis Pharmaceutical - Class A	422,086

164,873	Merck	7,476,991
51,400	Mylan Labs	761,748
520,141	Pfizer	16,623,706
35,818	Schering Plough	697,018
113,926	Wyeth	4,032,980
		57,327,941
	Property & Casualty Insurance (1.9%)
19,110	Berkley (WR)	782,363
35	Berkshire Hathaway (1)	3,053,750
24,900	Chubb	1,712,622
35,490	Cincinnati Financial	1,415,341
29,168	Fidelity National Financial	1,057,340
27,061	First American	726,858
15,893	Landamerica Financial Group	627,774
23,458	MBIA	1,266,263
22,800	Progressive	1,746,936
10,700	Selective Insurance	385,307
5,700	Stewart Information Services	202,065
68,031	The Allstate	3,202,900
		16,179,519
	Publishing (0.7%)
23,937	Gannett Co	1,990,122
4,600	Getty Images (1)	251,252
19,355	McGraw-Hill	1,452,787
26,678	Tribune	1,132,481
800	Washington Post	694,320
		5,520,962
	Railroads (0.3%)
31,893	Burlington North Santa Fe	1,131,564
31,200	Union Pacific	1,757,808
		2,889,372
	Real Estate Investment Trusts (0.2%)
12,740	Boston Properties	673,946
54,010	Equity Office Properties Trust	1,401,559
		2,075,505
	Regional Banks (2.3%)
53,368	BB&T Financial	2,066,943
14,300	FNB	287,859
53,647	Fifth Third Bancorp	2,648,016
25,900	First Horizon National	1,122,765
63,150	Huntington Bancshares	1,544,649
47,400	Keycorp	1,430,532
78,437	National City	2,862,951
28,000	North Fork Bancorp	1,093,400
37,094	PNC Financial Services Group	1,876,956
28,618	Popular	650,773
61,947	Regions Financial	1,839,206
29,871	SunTrust Banks	1,969,993
		19,394,043
	Restaurants (0.8%)
8,900	CBRL Group	295,658

120,690	McDonald’s	3,318,975
11,200	Outback Steakhouse	454,832
17,200	Starbucks (1)	807,712
11,364	Wendy’s International	406,490
35,462	Yum! Brands	1,361,386
		6,645,053
	Semiconductor Equipment (0.2%)
105,077	Applied Material (1)	1,783,157
	Semiconductors (2.7%)
52,100	Altera (1)	1,084,722
38,087	Analog Devices	1,512,054
484,000	Intel	11,799,920
35,426	Linear Technology	1,385,157
27,535	Maxim Integrated Products	1,324,433
25,800	Microchip Technology	747,426
39,600	National Semiconductor (1)	679,140
32,800	ON Semiconductor (1)	131,200
9,300	Silicon Laboratories (1)	328,197
138,785	Texas Instruments	2,960,284
38,300	Xilinx	1,127,169
		23,079,702
	Soft Drinks (1.7%)
184,309	Coca Cola	8,083,793
40,800	Coca-Cola Enterprises	832,320
25,600	Pepsiamericas	480,512
96,517	Pepsico	4,825,850
		14,222,475
	Specialized Finance (0.2%)
35,300	CIT Group	1,227,028
12,100	eSpeed - Class A (1)	130,317
		1,357,345
	Specialty Chemicals (0.3%)
33,800	Ecolab	1,030,900
25,400	Rohm and Hass	995,680
8,791	Sigma Aldrich	504,955
		2,531,535
	Specialty Stores (0.4%)
7,000	Big 5 Sporting Goods (1)	149,590
16,700	Borders Group	381,929
9,200	Brookstone (1)	161,276
6,700	Hibbett Sporting Goods	127,702
13,781	Linens ‘N Things (1)	366,850
6,200	Regis	255,192
55,800	Staples	1,611,504
9,000	Zale (1)	244,260
		3,298,303
	Systems Software (3.3%)
27,500	Adobe Systems	1,159,950
17,100	Computer Associates International	431,604
746,884	Microsoft	21,256,319
323,862	Oracle (1)	3,403,789
29,900	Symantec (1)	1,398,124
		27,649,786

	Technology Distributors (0.1%)
20,500	Arrow Electronics (1)	485,030
	Thrifts & Mortgage Finance (1.9%)
28,197	Countrywide Financial	2,033,004
79,598	Fannie Mae	5,648,274
61,060	Freddie Mac	3,926,768
25,627	Netbank	275,234
49,133	New York Community Bancorp	945,319
83,289	Washington Mutual	3,231,613
		16,060,212
	Tobacco (0.7%)
128,430	Altria Group	6,113,268
	Trading Companies & Distributors (0.1%)
11,900	Fastenal	742,322
11,700	Watsco	342,108
		1,084,430
	Trucking (0.1%)
20,436	Swift Transportation	408,209
	Wireless Telecommunication Services (0.6%)
97,191	AT&T Wireless Services (1)	1,403,438
87,499	Nextel Communications (1)	1,991,477
26,700	Nextel Partners (1)	429,069
5,762	Telephone and Data Systems	437,336
7,300	US Cellular (1)	286,525
12,700	Western Wireless (1)	335,153
		4,882,998
	Total United States	750,742,622
	TOTAL COMMON STOCKS (Cost $759,505,259)	792,056,272

Principal Amount
	SHORT-TERM INVESTMENTS (6.3%)
	Time Deposit (2.1%)
$18,015,781	JPMorgan Chase
	Time Deposit 0.94%, due 08/02/04	18,015,781
	U.S. Treasury Bill (4.2%)
35,175,000	U.S. Treasury Bill 1.25%, 09/02/04	35,134,857
	TOTAL SHORT-TERM INVESTMENTS (Cost $53,151,854)	53,150,638
	TOTAL INVESTMENTS (Cost $812,657,113) (99.9%)	5,206,910
	Other Assets Less Liabilities (0.1%)	420,172
	TOTAL NET ASSETS (100.0%)	$845,627,082

(1) – Non-income producing security.

Futures Contracts:

The Porfolio had the following futures contract(s)

open at period end:

Number of Contracts	Value (000)	Expiration Date	Net Unrealized Depreciation (000)
Long:
S&P 500 Index 179	$49,274	Sep-04	(1,460)

At July 31, 2004, the identified cost for Federal income tax purposes of investments owned by the Trust and their respective gross unrealized appreciation and depreciation were as follows:

Identified Tax Cost	Gross Appreciation	Gross (Depreciation)	Net Unrealized Appreciation
$812,657,113	$59,291,293	$(26,741,496)	$32,549,797

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b) There have been no changes in the registrant’s internal control over financial reporting during the period from April 30, through July 31, 2004 that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SCHRODER GLOBAL SERIES TRUST

By:	/s/ Mark A. Hemenetz
Name: Mark A. Hemenetz
Title : Principal Executive Officer
Date: September 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark A. Hemenetz
Name: Mark A. Hemenetz
Title : Principal Executive Officer
Date: September 23, 2004

By:	/s/ Alan M. Mandel
Name: Alan M. Mandel
Title : Principal Financial Officer
Date: September 23, 2004